Securities (Tables)	6 Months Ended
Jun. 30, 2012
Securities [Abstract]
Schedule of Available-for-sale Securities
	June 30, 2012
		Gross Unrealized
	Amortized			Fair
	Cost	Gains	Losses	Value

Securities Available for Sale:
U.S. Treasury	$501	-	-	501
U.S. government sponsored enterprise obligations	51,820	260	(44)	52,036
State and municipal obligations	42,671	1,490	(16)	44,145
Corporate obligations (1)	1,094	3	(193)	904
Equity securities	2,292	209	-	2,501

Total Securities Available for Sale	$98,378	1,962	(253)	100,087

	(1)Amortized cost includes cumulative $360,000 write-down prior to 2010 for other-than-temporary impairment.

	December 31, 2011
		Gross Unrealized
	Amortized			Fair
	Cost	Gains	Losses	Value

Securities Available for Sale:
U.S. Treasury	$502	-	-	502
U.S. government sponsored enterprise obligations	55,766	377	(18)	56,125
State and municipal obligations	53,531	1,917	(23)	55,425
Corporate obligations	1,093	2	(296)	799
Equity securities	1,295	112	-	1,407

Total securities Available for Sale	$112,187	2,408	(337)	114,258

	(1)Amortized cost includes cumulative write-downs of $360,000 prior to 2010 for other-than-temporary impairment.

Schedule of Held-to-maturity Securities

Securities Held to Maturity:
U.S. government sponsored enterprise obligations	$6	-	-	6
State and municipal obligations	167,248	4,235	(118)	171,365
Corporate obligations	819	358	-	1,177

Total Securities Held to Maturity	$168,073	4,593	(118)	172,548

Securities Held to Maturity:
U.S. government sponsored enterprise obligations	$1,007	1	-	1,008
State and municipal obligations	165,348	5,113	(135)	170,326
Corporate obligations	870	313	-	1,183

Total Securities Held to Maturity	$167,225	5,427	(135)	172,517

Schedule of the amortized cost and fair value of debt securities by years to maturity
	Available for Sale		Held to Maturity
	Amortized		Amortized
	Cost (1)	Fair Value	Cost	Fair Value
Years
Under 1	$14,549	14,782	31,191	31,704
1 to 5	31,686	32,910	125,802	129,149
5 to 10	46,976	47,071	10,244	10,498
10 and over	2,875	2,823	836	1,197

Total	$96,086	97,586	168,073	172,548

(1)Amortized cost includes a cumulative $360,000 write-down prior to 2010 for other-than-temporary impairment.

	Less than 12 months		Over 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities Available for Sale:	Value	Losses	Value	Losses	Value	Losses
U.S. government sponsored enterprise obligations	$16,441	44	-	-	16,441	44
State and municipal obligations	330	1	996	15	1,326	16
Corporate obligations	-	-	863	193	863	193

Total temporarily impaired securities	$16,771	45	1,859	208	18,630	253

	Less than 12 months		Over 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities Available for Sale:	Value	Losses	Value	Losses	Value	Losses
U.S. government sponsored enterprise obligations	$7,610	18	-	-	7,610	18
State and municipal obligations	355	3	996	20	1,351	23
Corporate obligations	-	-	759	296	759	296

Total temporarily impaired securities	$7,965	21	1,755	316	9,720	337

Schedule of the fair value of securities with gross unrealized losses

Securities Held to Maturity:
U.S. government sponsored enterprise obligations	$6	-	-	-	6	-
State and municipal obligations	$18,515	95	3,870	23	22,385	118

Total temporarily impaired securities	$18,521	95	3,870	23	22,391	118

Securities Held to Maturity:
State and municipal obligations	$7,886	80	4,647	55	12,533	135

Total temporarily impaired securities	$7,886	80	4,647	55	12,533	135